Non-Current Liabilities - Financial Liabilities - Additional Information (Details) $ in Millions			12 Months Ended
	Sep. 12, 2022	Aug. 12, 2022 USD ($)	Jun. 30, 2023 USD ($) Tranche
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Percentage of net sales			7.00%
Launch Tx
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Number of tranches | Tranche			2
Development Funding Agreement
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount committed by investor		$ 120.0
Percentage of net sales			7.00%
Imputed interest rate on unamortized development financing liability	23.82%
Development Funding Agreement | Launch Tx
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Funding initial payment			$ 50.0
Funding costs			$ 0.5
Tranche one payment date			Dec. 31, 2022
Tranche two payment date			Dec. 31, 2023
Development Funding Agreement | Bottom of Range
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Development financing liability repayment period			2027
Development Funding Agreement | Bottom of Range | Launch Tx
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount committed by investor			$ 120.0
Development Funding Agreement | Top of Range
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Development financing liability repayment period			2032
Development Funding Agreement | Top of Range | Launch Tx
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount committed by investor			$ 170.0